CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0